Cover	Jul. 20, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 20, 2026
Entity File Number	001-38742
Entity Registrant Name	Advent Technologies Holdings, Inc.
Entity Central Index Key	0001744494
Entity Tax Identification Number	83-0982969
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5637 La Ribera Street
Entity Address, Address Line Two	Suite A
Entity Address, City or Town	Livermore
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94550
City Area Code	(925)
Local Phone Number	455-9400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false